LONG-TERM INVESTMENTS, NET - Amortized cost of held-to-maturity investments with stated contractual dates (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LONG-TERM INVESTMENTS, NET
Due in 1 year through 5 years	¥ 147,529	¥ 135,071
Total	¥ 147,529	¥ 135,071